Average Annual Total Returns - SA Franklin US Equity Smart Beta Portfolio	Class 1 1 Year	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 Since Inception	Class 3 Inception Date	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	10.00%	15.54%	Oct. 07, 2019	9.73%	15.21%	Oct. 07, 2019	20.96%	25.86%